October 20, 1995



Securities and Exchange Commission
Division of Corporation Finance
450 Fifth St., N.W.
Washington, DC  20549

Re:   Rule 24f-2 Notice for INVESCO Income Funds, Inc.
      File No. 2-57151

Gentlemen:

Pursuant to Rule 24f-2, the following information is provided for INVESCO Income Funds, Inc. latest fiscal year which ended August 31, 1995. Enclosed you will find an opinion of counsel relating to the securities sold.

Number of securities  which had been registered
under the Securities Act of 1933 other than
pursuant to Section 24f-2 of the  Investment
Company Act, but which remain unsold at the
beginning of the fiscal year.                                         -0-

Number of  securities  registered  during the fiscal
year other than pursuant to Section 24f-2 of the Act.                 -0-

Number of securities sold during the fiscal year.                100,878,731

Number of securities  sold during the fiscal year in
reliance upon  registration pursuant to Section 24f-2
of the Act.                                                       100,878,731

Actual  aggregate  sale price of securities  sold in
reliance upon  registration pursuant to Section 24f-2(c).        $664,549,851

Less:  Actual aggregate  repurchase price of securities
repurchased  during the fiscal year($555,823,780)reduced
by actual aggregate repurchase price of such securities
previously applied pursuant to Section 24e-2(a)(none).           $555,823,780
                                                                 -------------
Fee Basis                                                        $108,726,071
                                                                 =============
Fee:  One-twentyninth of 1 per centum of the basis of the
price at which the securities were sold.                         $  37,510.49
                                                                 =============
(Calculation made pursuant to Rule 24f-2(c) of the Investment Company Act of 1940.)

Yours very truly,

/s/ Dan J. Hesser
---------------------
Dan J. Hesser
President &
Chief Executive Officer

Enclosures